Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Expenses by Nature Cost of revenue

	31 December	31 December	31 December
	2024	2023	2022
Depreciation and amortization (*)	(47,563,030)	(45,189,101)	(47,061,700)
Cost of goods sold	(12,182,412)	(15,441,587)	(15,521,569)
Share of Turkish Treasury	(14,821,032)	(13,413,178)	(11,247,895)
Employee benefit expenses	(15,414,658)	(12,196,530)	(8,670,401)
Interconnection and termination expenses	(4,491,621)	(5,710,941)	(7,495,929)
Energy expenses	(4,464,183)	(5,308,700)	(6,598,219)
Radio expenses	(2,090,696)	(1,976,264)	(1,436,111)
Frequency expenses	(5,440,768)	(4,944,635)	(4,122,272)
Transmission expenses	(1,925,475)	(2,115,653)	(2,216,304)
Roaming expenses	(1,513,595)	(1,638,439)	(1,584,388)
Universal service fund	(1,953,063)	(1,793,768)	(1,566,928)
Cost of revenue from financial services (**)	(4,501,493)	(2,672,321)	(1,538,422)
Maintenance and repair expenses	(1,194,426)	(1,063,895)	(1,058,016)
Internet expense	(1,507,043)	(1,712,690)	(1,808,639)
Datacenter expenses	(13,386)	(59,857)	(948,903)
Others	(6,465,733)	(6,644,163)	(5,054,225)
	(125,542,614)	(121,881,722)	(117,929,921)
(*)

As at 31 December 2024, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 606,930 (31 December 2023: TL 471,929 and 31 December 2022: TL 367,739).

(**)

As at 31 December 2024, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 330,210 (31 December 2023: TL 269,069 and 31 December 2022: TL 190,993).

Summary of Expenses by Nature Selling and marketing expenses

	31 December	31 December	31 December
	2024	2023	2022
Employee benefit expenses	(5,837,216)	(4,532,805)	(3,045,683)
Marketing expenses	(4,133,666)	(2,843,881)	(2,598,652)
Selling expenses	(527,125)	(442,832)	(524,475)
Others	(450,671)	(384,584)	(462,208)
	(10,948,678)	(8,204,102)	(6,631,018)

Summary of Expenses by Nature Administrative expenses

	31 December	31 December	31 December
	2024	2023	2022
Employee benefit expenses	(4,993,571)	(3,530,633)	(2,438,672)
Consultancy expenses	(327,385)	(297,541)	(329,147)
Service expenses	(266,841)	(227,629)	(198,849)
Maintenance and repair expenses	(105,056)	(103,594)	(126,193)
Collection expenses	(301,800)	(186,048)	(130,001)
Travel and entertainment expenses	(172,857)	(120,415)	(90,750)
Utility expenses	(9,548)	(11,558)	(56,895)
Others	(742,804)	(474,078)	(353,615)
	(6,919,862)	(4,951,496)	(3,724,122)

Summary of Net impairment losses on financial and contract assets

Net impairment losses on financial and contract assets:

	31 December	31 December	31 December
	2024	2023	2022
Net impairment losses on financial and contract assets	(1,021,230)	(1,455,575)	(898,004)
	(1,021,230)	(1,455,575)	(898,004)